Payroll, staff and employee benefits obligations - Recognized in income and comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Actuarial (Gains) Losses
BENEFIT AMOUNTS RECOGNIZED ON EQUITY	$ 212	$ 192	$ 12
Pension benefits
Employee benefits obligations
Current service cost	244	214	236
Past service cost		4	(1)
Settlements	(7)	(10)	(12)
Net interest cost	25	39	35
BENEFIT AMOUNTS RECOGNIZED ON PROFIT & LOSS	262	247	258
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	(12)	(166)	(1)
Effect of changes in financial assumptions	773	1,071	(354)
Effect of experience adjustments	57	(59)	(17)
Actual return on plan assets	(517)	(745)	424
Effect of asset ceiling		3	(11)
BENEFIT AMOUNTS RECOGNIZED ON EQUITY	301	104	41
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	563	351	299
Other benefits
Employee benefits obligations
Current service cost	19	13	14
Past service cost			(2)
Settlements	(3)	(9)
Net interest cost	11	17	17
BENEFIT AMOUNTS RECOGNIZED ON PROFIT & LOSS	27	21	29
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	(3)	(2)	(21)
Effect of changes in financial assumptions	(1)	89	(3)
Effect of experience adjustments	(85)		(5)
BENEFIT AMOUNTS RECOGNIZED ON EQUITY	(89)	87	$ (29)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	$ (62)	$ 108